Biological assets (Details) - Schedule of changes in cattle raising activity R$ in Thousands	12 Months Ended
	Jun. 30, 2022 BRL (R$)	Jun. 30, 2021 BRL (R$)
Heads of Cattle [Member]
Biological assets (Details) - Schedule of changes in cattle raising activity [Line Items]
Opening balance	14,805	15,064
Ending balance	21,168	14,805
Acquisition/birth costs	15,100	9,719
Handling costs
Sales	(8,451)	(9,685)
Deaths	(229)	(253)
Consumption (in Brazil Real)	R$ (57)	R$ (40)
Effect of conversion
Change in fair value
Cattle for Production [Member]
Biological assets (Details) - Schedule of changes in cattle raising activity [Line Items]
Opening balance	46,312	34,481
Ending balance	67,617	46,312
Acquisition/birth costs	38,142	14,238
Handling costs	13,397	15,751
Sales	(30,196)	(26,781)
Deaths	(609)	(528)
Consumption (in Brazil Real)	R$ (230)	R$ (101)
Effect of conversion	(167)	(982)
Change in fair value	968	10,234